S-K 1603, SPAC Sponsor; Conflicts of Interest	Feb. 10, 2026
Spac Sponsor And Conflicts Of Interest Line Items
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Table Text Block]

Pursuant to a letter agreement to be entered into with us, we have agreed not to enter into a definitive agreement regarding an initial business combination without the prior written consent of our sponsor. Further, pursuant to such letter agreement, each of our sponsor, our officers and our directors has agreed to restrictions on its ability to transfer, assign, or sell the founder shares, private placement shares and any public shares held by them, as summarized in the table below. For more information on non-contractual resale restrictions, also see “Securities Eligible for Future Sale — Rule 144,” “Securities Eligible for Future Sale — Restrictions on the Use of Rule 144 by Shell Companies or Former Shell Companies” and “Proposed Business — Our Sponsor.”

Subject Securities	Expiration Date	Persons Subject to Restrictions	Exceptions to Transfer Restrictions
Founder Shares

Agreement not to (a) sell, offer to sell, contract or agree to sell, hypothecate, pledge, grant any option to purchase or otherwise dispose of or agree to dispose of, directly or indirectly, or establish or increase a put equivalent position or liquidation with respect to or decrease a call equivalent position within the meaning of Section 16 of the Exchange Act and the rules and regulations of the SEC promulgated thereunder with respect to, any security, (b) enter into any swap or other arrangement that transfers to another, in whole or in part, any of the economic consequences of ownership of any security, whether any such transaction is to be settled by delivery of such securities, in cash or otherwise, or (c) publicly announce any intention to effect any transaction specified in clause (a) or (b) (each of the foregoing, a “Transfer”), until the earlier of (A) one year after the completion of our initial business combination; (B) subsequent to our initial business combination, if the last reported sale price of the Class A ordinary shares

Our sponsor, officers, directors and director nominee.

Transfers are permitted (a) to our officers, directors or employees, any affiliates or family members of any of our officers, directors or employees, any members, partners or employees of our sponsor or their affiliates and funds and accounts advised by such members, or any affiliates of our sponsor or any employee of such affiliates; (b) in the case of an individual, by gift to such person’s immediate family, any estate planning vehicle, or to a trust, the beneficiary of which is a member of such person’s immediate family, an affiliate of such person or to a charitable organization; (c) in the case of an individual, by virtue of the laws of descent and distribution upon death of such person; (d) in the case of an individual, pursuant to a qualified domestic relations order; (e) by private sales or transfers made in connection with the consummation of a business combination at prices no greater than the price at which the shares were originally purchased; (f) pro rata distributions from our sponsor to its members pursuant to our sponsor’s limited liability company agreement;

Subject Securities	Expiration Date	Persons Subject to Restrictions	Exceptions to Transfer Restrictions

equals or exceeds $12.00 per share (as adjusted for share subdivisions, share dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after our initial business combination; and (C) the date following the completion of our initial business combination on which we complete a liquidation, merger, share exchange, asset acquisition, share purchase, reorganization or other similar transaction that results in all of our public shareholders having the right to exchange their ordinary shares for cash, securities or other property. Further, no Transfer of any Class A ordinary shares, Class B ordinary shares or any other securities convertible into, or exercisable or exchangeable for, ordinary shares until 180 days after the date of this prospectus.

(g) by virtue of our sponsor’s limited liability company agreement upon dissolution of our sponsor; (h) in the event of our liquidation prior to the completion of our initial business combination; (i) in the event of our liquidation, merger, share exchange, asset acquisition, share purchase, reorganization or other similar transaction which results in all of our shareholders having the right to exchange their ordinary shares for cash, securities or other property subsequent to the completion of our initial business combination; or (j) to a nominee or custodian of a person or entity to whom a disposition or transfer would be permissible under clauses (a) through (g); provided, however, that in the case of clauses (a) through (g) and (j) these permitted transferees must enter into a written agreement agreeing to be bound by these transfer restrictions.

Private Placement Shares

No Transfer until 30 days after the completion of our initial business combination. Further, no Transfer of any Class A ordinary shares, Class B ordinary shares or any other securities convertible into, or exercisable or exchangeable for, ordinary shares until 180 days after the date of this prospectus.

		Our sponsor, officers, directors and director nominee.	Same as above.
Any ordinary shares or any other securities convertible into, or exercisable or exchangeable for ordinary shares	No Transfer until 180 days after the date of this prospectus.	Our sponsor, officer, directors and director nominee	Same as above.